General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses
Schedule of general and administrative expenses

	For the year ended
	December 31,
	2021	2022	2023
Administrative services fees (Note 14)	4,708	8,513	8,996
Commercial management fees (Note 14)	5,400	4,610	4,890
Share-based compensation (Note 20)	378	760	1,357
Other expenses	2,876	3,626	7,552
Total	13,362	17,509	22,795